Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000216362 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon US Large Cap Core Equity ETF
Class Name	BNY Mellon US Large Cap Core Equity ETF
Trading Symbol	BKLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 22.34% on a net asset value basis and 22.38% on a market price basis.
  In comparison, the Solactive GBS United States 500 Index TR (the “Index”) returned 22.32% for the same period.
What affected the Fund’s performance?
  The U.S. large-cap stock market advanced during the reporting period, supported by strong earnings growth, heavy investment in artificial intelligence and infrastructure, and resilient consumer and business spending. U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Large-cap stocks outperformed their mid- and small-cap counterparts, reflecting continued investor preference for multinational companies with strong balance sheets and diversified revenue streams.
  Relatively strong-performing areas included information technology, communication services and consumer discretionary, driven by robust results from the Magnificent Seven and other large-cap technology firms.
  Relatively weak-performing areas included materials, real estate and health care.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 7, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and Solactive GBS United States 500 Index TR on 4/7/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Large Cap Index℠.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 7, 2020)
BNY Mellon US Large Cap Core Equity ETF - NAV Return*	22.34%	17.72%	20.47%
S&P 500® Index (broad-based index)	21.45%	17.64%	20.30%
Solactive GBS United States 500 Index TR	22.32%	17.41%	20.48%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Large Cap Index℠.

Performance Inception Date	Apr. 07, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 4,814,000,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,814	508	$0	2.10%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000216363 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon US Mid Cap Core Equity ETF
Class Name	BNY Mellon US Mid Cap Core Equity ETF
Trading Symbol	BKMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 8.55% on a net asset value basis and 8.42% on a market price basis.
  In comparison, the Solactive GBS United States 400 Index TR (the “Index”) returned 8.52% for the same period.
What affected the Fund’s performance?
  The U.S. mid-cap stock market advanced during the reporting period, supported by a resilient economy, easing inflation and stable employment.
  Mid-cap stocks underperformed their large-cap counterparts, reflecting limited exposure to artificial intelligence and technology and greater exposure to traditional areas such as financials, consumer discretionary and health care.
  Relatively strong-performing areas included communication services, utilities and information technology.
  Relatively weak-performing areas included materials, consumer staples and consumer discretionary.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 7, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the S&P Composite 1500® Index (a broad-based index) and Solactive GBS United States 400 Index TR on 4/7/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap Index℠.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 7, 2020)
BNY Mellon US Mid Cap Core Equity ETF - NAV Return*	8.55%	12.09%	16.50%
S&P Composite 1500® Index (broad-based index)	20.21%	17.26%	20.04%
Solactive GBS United States 400 Index TR	8.52%	11.39%	16.35%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap Index℠.

Performance Inception Date	Apr. 07, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 602,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 208,282
Investment Company Portfolio Turnover	29.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$602	406	$208,282	29.06%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000216364 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon US Small Cap Core Equity ETF
Class Name	BNY Mellon US Small Cap Core Equity ETF
Trading Symbol	BKSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 12.86% on a net asset value basis and 12.74% on a market price basis.
  In comparison, the Solactive GBS United States 600 Index TR (the “Index”) returned 12.89% for the same period.
What affected the Fund’s performance?
  Small-cap U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Gains lagged those of large- and mid-cap stocks due to the greater exposure of small-cap companies to traditional industries and their more limited participation in AI-related investment and technology.
  Relatively strong-performing sectors included information technology, industrials and utilities.
  Relatively weak-performing sectors included consumer staples, communication services and real estate.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 7, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the S&P Composite 1500® Index (a broad-based index) and Solactive GBS United States 600 Index TR on 4/7/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Small Cap Index℠.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 7, 2020)
BNY Mellon US Small Cap Core Equity ETF - NAV Return*	12.86%	12.05%	16.94%
S&P Composite 1500® Index (broad-based index)	20.21%	17.26%	20.04%
Solactive GBS United States 600 Index TR	12.89%	13.33%	18.32%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Small Cap Index℠.

Performance Inception Date	Apr. 07, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 59,000,000
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 40,656
Investment Company Portfolio Turnover	38.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$59	601	$40,656	38.61%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000216365 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity ETF
Class Name	BNY Mellon International Equity ETF
Trading Symbol	BKIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 23.76% on a net asset value basis and 23.47% on a market price basis.
  In comparison, the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (the “Index”) returned 23.58% for the same period.
What affected the Fund’s performance?
  International developed-markets stocks advanced during the reporting period, supported by a weaker U.S. dollar, attractive relative valuations and ongoing fiscal stimulus and structural reforms in Europe and Japan.
  The asset class generally outperformed U.S. equities as easing trade tensions and steady government spending bolstered investor sentiment.
  Relatively strong-performing areas included information technology, communication services and utilities, while financials, health care and consumer staples lagged.
  Among countries, Austria, Poland and Spain delivered the strongest gains, while Denmark, New Zealand and Australia underperformed.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the MSCI EAFE® Index (a broad-based index) and Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap Index℠.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon International Equity ETF - NAV Return*	23.76%	13.13%	14.40%
MSCI EAFE® Index (broad-based index)	23.03%	12.33%	13.69%
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR	23.58%	12.63%	14.00%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap Index℠.

Performance Inception Date	Apr. 22, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 1,033,000,000
Holdings Count | Holding	996
Advisory Fees Paid, Amount	$ 318,154
Investment Company Portfolio Turnover	9.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,033	996	$318,154	9.30%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000216366 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Equity ETF
Class Name	BNY Mellon Emerging Markets Equity ETF
Trading Symbol	BKEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 26.99% on a net asset value basis and 26.09% on a market price basis.
  In comparison, the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Index”) returned 27.29% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities advanced during the reporting period, supported by a weaker U.S. dollar, interest rate cuts in major economies and continued attractive valuations versus developed markets.
  The asset class outperformed developed market equities, aided by healthy earnings growth and renewed capital inflows into emerging markets.
  Relatively strong-performing areas included information technology, communication services and industrials, while consumer staples, real estate and utilities lagged.
  Among countries, China, Taiwan and South Korea delivered the strongest gains, while Indonesia, the Philippines and Thailand underperformed.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the MSCI Emerging Markets Index (a broad-based index) and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Emerging Markets Large Cap Index℠.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon Emerging Markets Equity ETF - NAV Return*	26.99%	6.87%	10.82%
MSCI Emerging Markets Index (broad-based index)	27.91%	7.46%	11.27%
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR	27.29%	7.79%	11.54%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Emerging Markets Large Cap Index℠.

Performance Inception Date	Apr. 22, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/etfliterature .
Net Assets	$ 68,000,000
Holdings Count | Holding	1,685
Advisory Fees Paid, Amount	$ 113,780
Investment Company Portfolio Turnover	56.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	1,685	$113,780	56.40%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000216367 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Bond ETF
Class Name	BNY Mellon Core Bond ETF
Trading Symbol	BKAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 6.15% on a net asset value basis and 6.17% on a market price basis.
  In comparison, the Bloomberg U.S. Aggregate Total Return Index (the “Index”) returned 6.16% for the same period.
What affected the Fund’s performance?
  The U.S. bond market advanced during the reporting period, with all areas producing positive returns supported by attractive income levels, falling Treasury yields, easing inflation and expectations for Federal Reserve rate cuts.
  Short and intermediate-maturity securities contributed positively as Treasury yields declined across the front and intermediate curve segments, supporting performance and boosting results in higher-quality interest-rate-sensitive holdings.
  Tightening credit spreads and narrower mortgage option-adjusted spreads supported performance, aiding exposures to corporate credit, securitized assets and mortgage-related holdings as spread sectors outperformed during the reporting period.
  Exposure to longer-maturity U.S. Treasuries modestly detracted, as rising 30-year yields caused longer-duration holdings to lag the strong performance of short and intermediate-maturity securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Total Return Index on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon Core Bond ETF - NAV Return	6.15%	-0.27%	-0.01%
Bloomberg U.S. Aggregate Total Return Index	6.16%	-0.24%	0.04%

Performance Inception Date	Apr. 22, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 2,029,000,000
Holdings Count | Holding	5,081
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,029	5,081	$0	70.96%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%. Sector Allocation (Based on Net Assets)
C000216369 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield ETF
Class Name	BNY Mellon High Yield ETF
Trading Symbol	BKHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 8.15% on a net asset value basis and 8.27% on a market price basis.
  In comparison, the Bloomberg US Corporate High Yield Total Return Index (the “Index”) returned 8.16% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market advanced during the reporting period, outperforming investment‑grade bonds and Treasuries on easing recession fears, resilient corporate fundamentals and easing monetary policy.
  The Fund’s strategy of overweighting individual securities identified by the credit model to have more favorable risk and relative value signals supported performance, while its risk-adjusted income focus further bolstered returns.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Bloomberg US Corporate High Yield Total Return Index on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
*
Prior to July 1, 2024, the Fund was named BNY Mellon High Yield Beta ETF and was an “index fund” that sought to track the performance of the Bloomberg US Corporate High Yield Total Return Index. Fund performance prior to July 1, 2024 reflects the Fund’s prior investment objective and investment strategy.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon High Yield ETF - NAV Return*	8.15%	5.31%	6.78%
Bloomberg U.S. Universal Index (broad-based index)	6.51%	0.28%	0.73%
Bloomberg US Corporate High Yield Total Return Index	8.16%	5.47%	7.00%
*
Prior to July 1, 2024, the Fund was named BNY Mellon High Yield Beta ETF and was an “index fund” that sought to track the performance of the Bloomberg US Corporate High Yield Total Return Index. Fund performance prior to July 1, 2024 reflects the Fund’s prior investment objective and investment strategy.

Performance Inception Date	Apr. 22, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 404,000,000
Holdings Count | Holding	1,787
Advisory Fees Paid, Amount	$ 752,395
Investment Company Portfolio Turnover	76.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$404	1,787	$752,395	76.63%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%. Sector Allocation (Based on Net Assets)
C000230859 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Concentrated International ETF
Class Name	BNY Mellon Concentrated International ETF
Trading Symbol	BKCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETF*	$66	0.65%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 66	[1]
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 2.19% on a net asset value basis and 2.40% on a market price basis.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 23.03% for the same period.
What affected the Fund’s performance?
  International equities advanced, led by financials and industrials. Banks benefited from wider interest margins and robust loan growth, while aerospace and defense companies rallied on increased global defense spending.
  The Fund’s relative performance benefited from overweight exposure to the strong technology area, supported by robust Artificial Intelligence (AI)-driven demand and optimism across semiconductor supply chains.
  Health care holdings detracted most from relative performance of the Fund due to overweight exposure to the weak sector and lagging returns. Industrial holdings also lagged their sector peers.
  The Fund’s underweight exposure to financials detracted, as banks — where the Fund held no exposure — rallied sharply over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 6, 2021 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 12/6/2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	SINCE INCEPTION (December 6, 2021)
BNY Mellon Concentrated International ETF - NAV Return	2.19%	1.22%
MSCI EAFE® Index	23.03%	8.63%

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 180,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,069,233
Investment Company Portfolio Turnover	9.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$180	28	$1,069,233	9.86%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000238330 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Infrastructure Income ETF
Class Name	BNY Mellon Global Infrastructure Income ETF
Trading Symbol	BKGI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETF*	$64	0.56%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 64	[2]
Expense Ratio, Percent	0.56%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 29.70% on a net asset value basis and 29.97% on a market price basis.
  In comparison, the S&P Global Infrastructure NR Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  The infrastructure market advanced during the period, led by industrials and utilities, with tailwinds from increasing power demand from AI data center investment.
  Security selection in utilities contributed most to the Fund’s performance relative to the Index, followed by out-of-Index exposure to communication services and security selection in industrials.
  Security selection in energy was the primary detractor from the Fund's relative performance, followed by underweight positioning in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 2, 2022 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the MSCI ACWI Index (a broad-based index) and S&P Global Infrastructure NR Index on 11/2/2022, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	SINCE INCEPTION (November 2, 2022)
BNY Mellon Global Infrastructure Income ETF - NAV Return	29.70%	21.12%
MSCI ACWI Index (broad-based index)	22.64%	22.24%
S&P Global Infrastructure NR Index	16.99%	14.75%

Performance Inception Date	Nov. 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 305,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 730,567
Investment Company Portfolio Turnover	40.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$305	28	$730,567	40.01%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least February 28, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.55% of the Fund's average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the Fund's board. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least February 28, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.55% of the Fund's average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the Fund's board. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.